VALIC Company I

Supplement Dated January 2, 2002

to

Prospectus Dated October 1, 2001

This supplement supersedes all previous supplements.

New Fund Names:

Effective at close of business December 31, 2001, North American Funds Variable Product Series I changed its name to VALIC Company I. Each series also changed its name as shown below:
Old Name	New Name
North American - AG Asset Allocation Fund	Asset Allocation Fund
North American - AG Capital Conservation Fund	Capital Conservation Fund
North American - AG Government Securities Fund	Government Securities Fund
North American - AG Growth & Income Fund	Growth & Income Fund
North American - AG International Equities Fund	International Equities Fund
North American - AG International Government Bond Fund	International Government Bond Fund
North American - AG MidCap Index Fund	Mid Cap Index Fund
North American - AG 1 Money Market Fund	Money Market I Fund
North American - AG Nasdaq-100® Index Fund	Nasdaq-100® Index Fund
North American - AG Small Cap Index Fund	Small Cap Index Fund
North American - AG Social Awareness Fund	Social Awareness Fund
North American - AG Stock Index Fund	Stock Index Fund
North American Core Equity Fund	Core Equity Fund
North American - American Century Income & Growth Fund	Income & Growth Fund
North American - American Century International Growth Fund	International Growth I Fund
North American - Founders Large Cap Growth Fund	Large Cap Growth Fund
North American - Founders/T. Rowe Price Small Cap Fund	Small Cap Fund
North American - Putnam Opportunities Fund	Opportunities Fund
North American - T. Rowe Price Blue Chip Growth Fund	Blue Chip Growth Fund
North American - T. Rowe Price Health Sciences Fund	Health Sciences Fund
North American - T. Rowe Price Science & Technology Fund	Science & Technology Fund

New Fund Offering:

Value Fund

Fact Sheet

Investment Adviser

VALIC

Investment Sub-Adviser

Putnam Investment Management, LLC

Investment Objective

The Value Fund seeks capital growth and current income.

Investment Strategy

The Fund invests primarily in common stocks of large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are those that the sub-adviser believes are currently undervalued by the market. The sub-adviser looks for companies undergoing positive change, though these companies may have experienced adverse business developments. If the sub-adviser is correct and other investors recognize the value of the company, the price of the stock may rise.

The sub-adviser will consider, among other factors, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. In addition to the common stocks described above, the Fund may invest in preferred stocks, convertible securities and debt instruments, and securities of foreign issuers.

The Fund may engage in transactions involving derivatives, such as futures, options, warrants, and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else. The sub-adviser may use derivatives both for hedging and non-hedging purposes.

Investment Risk

As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments or economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than for U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

Market Risk: As with all equity funds, the Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

Performance Information

Performance is not shown because the Fund has not been in operation for a full calendar year.

New Sub-Advisers:

As a result of the acquisition, VALIC mailed proxy statements to all investors in VALIC Company I, asking for approval for several proposals, including adding or changing affiliated sub-advisers to several Funds. Investors voted to approve these changes at the December 28, 2001 special meeting of shareholders. Therefore, effective January 1, 2002, the following sub-advisers are managing these Funds:
Fund Name	New Sub-Adviser
Asset Allocation Fund	AIG Global Investment Corp. ("AIGGIC")
Capital Conservation Fund	AIGGIC
Government Securities Fund	AIGGIC
Growth & Income Fund	SunAmerica Asset Management Corp. ("SAAMCo")
International Equities Fund	AIGGIC
International Government Bond Fund	AIGGIC
Large Cap Growth Fund	SAAMCo
Mid Cap Index Fund	AIGGIC
Money Market I Fund	SAAMCo
Nasdaq-100 Index Fund	AIGGIC
Small Cap Index Fund	AIGGIC
Social Awareness Fund	AIGGIC
Stock Index Fund	AIGGIC

In addition to the affiliated sub-advisers as discussed above, effective January 1, 2002, VALIC has added a second sub-adviser to Core Equity Fund, WM Advisors, Inc. Wellington Management Company, LLC and WM Advisors, Inc. will each advise approximately 50% of the Fund. During the first quarter of 2002, each investor in Core Equity will receive an information statement concerning this sub-adviser change.

Inserts to:

About the Series Company's Management

Asset Allocation Fund, Capital Conservation Fund, Government Securities Fund, International Equities Fund, International Government Bond Fund, Mid Cap Index Fund, Nasdaq-100 Index Fund, Small Cap Index Fund, Social Awareness Fund and Stock Index Fund

AIG Global Investment Corp. ("AIGGIC")

175 Water Street, New York, New York 10038

AIGGIC was organized as a New Jersey corporation in 1983 as R.J. Hoffman & CO., Inc., and subsequently changed to its current name in 1995. AIGGIC is a wholly-owned subsidiary of AIG Global Investment Group, Inc. ("AIGGIG"), which in turn is a wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIGGIC manages third-party institutional, retail and private equity fund assets on a global basis. As of September 30, 2001, AIGGIG and its affiliated asset managers ("AIG Global") had $303.2 billion in assets under management.

Teams make investment decisions for several Funds, as noted below. Each team meets regularly to review portfolio holdings and discuss purchase and sale activity.

Investment decisions for the MidCap Index, Small Cap Index, Nasdaq-100 Index, Social Awareness and Stock Index Funds are made by a team headed by Magali Azema-Barac, Portfolio Manager. Ms. Azema-Barac joined AIG Global in 2001 as the lead portfolio manager for AIGGIC's quantitative equity portfolios. From September 1999, she was Vice President and Head of Equity at American General Investment Management, L.P. ("AGIM"). Prior to joining AGIM, she worked as an independent consultant from January 1999 to September 1999 and for USWest Investment Management Company where she developed quantitative investment strategies and managed over $5 billion in index and enhanced-index funds from 1994 to 1999.

Investment decisions for the International Equities Fund are made by a team headed by Hans K. Danielsson, Senior Managing Director, Head of Global Equities. Mr. Danielsson is Senior Managing Director of AIG Global and is responsible for directing all listed equity activities worldwide. Mr. Danielsson joined AIG Global in early 1998 after five years with SE Banken Fonder, as CIO of International Equities. He has over twenty years experience in the industry including eight years with J.P. Morgan in London.

Investment decisions for the Asset Allocation, Capital Conservation and Government Securities Funds are made by a team headed by Richard A. Mercante, Managing Director - Fixed Income. Mr. Mercante is a Vice President at AIG Global where he is the Head of Investment-Grade Government/Corporate Bonds. He is also a Vice President and Chief Investment Officer of AIG's Domestic Life Companies. Additionally, Mr. Mercante is a member of AIG's Global Asset Allocation Committee where he participates in investment policy discussions and decisions. Mr. Mercante joined AIG Global's investment staff in 1994. Mr. Mercante holds a Chartered Financial Analyst designation, and is a member of the New York Society of Security Analysts and the Fixed Income Analyst Society.

Investment decisions for the International Government Bond Fund is made by a team headed by Douglas Jones. Mr. Jones is Director and Head of Fixed Income at AIG Global. He joined AIG Global in March 1999 from Gartmore where he managed multi-currency bond portfolios for a variety of Asian-based institutions, primarily central banks and corporations. Prior to that, he also managed UK pension fund and unit trust assets. Mr. Jones joined Gartmore (formerly County NatWest Investment Management) in 1991, initially as Global Bond and Currency Strategist and member of the Asset Allocation Committee.

Growth & Income Fund, Large Cap Growth Fund, Money Market I Fund

SunAmerica Asset Management Company ("SAAMCo")

722 Third Avenue, New York, New York 10017-3204

SAAMCo is organized as a Delaware corporation and is a wholly-owned subsidiary of SunAmerica Inc., located at 1 SunAmerica Center, Century City, Los Angeles, California 90067. SunAmerica Inc. is a wholly-owned subsidiary of AIG. As of November 30, 2001, SAAMCo managed, advised and/or administered more than $40 billion in assets.

The Large Cap Growth Fund and the Growth & Income Fund are managed by a team, supervised by Francis D. Gannon. Mr. Gannon, Senior Vice President, has been with SAAMCo since 1993 and manages similar retail mutual funds for SAAMCo.

Core Equity Fund

WM Advisors, Inc.

1201 Third Street, Seattle, Washington 98101

WM Advisors, Inc. has been in the business of investment management since 1944. It is an indirect wholly-owned subsidiary of Washington Mutual, Inc., a publicly owned financial services company. As of November 30, 2001, WM Advisors, Inc. had $11.4 billion in assets under management.

Randall L. Yoakum, CFA, Senior Vice President and Chief Investment Officer, and Stephen Q. Spencer, CFA, First Vice President and Senior Portfolio Manager, manage the portion of Core Equity Fund for which WM Advisors, Inc. is responsible. Since February 1999, Mr. Yoakum has managed a team of investment professionals for several funds for WM Advisors, Inc. Prior to assuming these duties, Mr. Yoakum was Chief Investment Officer for D.A. Davison & Co. ("DADCO") for 2 years. From September 1994 until he joined DADCO, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company. Mr. Spencer has been employed by WM Advisors, Inc. and has managed several mutual funds since September 1999. Prior to that, Mr. Spencer was a portfolio manager and Senior Equity Analyst for Smoot, Miller, Cheney and Co. since 1985.

Value Fund

Putnam Investment Management, LLC ("Putnam Management")

One Post Office Square, Boston, Massachusetts 02109

Putnam Management is one of America's oldest and largest money management firms, and has managed mutual funds since 1937. Putnam Management and its affiliates managed $286.22 billion in assets as of September 30, 2001.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of The Putnam Fund for Growth and Income: David L. King, Managing Director since 1993 and employee of Putnam Management since 1983; Christopher G. Miller, Senior Vice President since 2000 and an employee of Putnam Management since 1998; Hugh H. Mullin, Senior Vice President since 1996 and has an employee of Putnam Management since 1986.

Prior Performance of Similar Funds

Because the Value Fund is a new offering, it has no investment performance record. The Fund's investment objective, policies, and strategies are substantially similar to those employed by Putnam for its retail mutual fund, the Putnam Fund for Growth and Income, which is sold to the general public. Putnam also advises similar insurance funds: Putnam VT Growth and Income, Seasons Series Trust Diversified Growth, and EQ/Advisors Trust Growth and Income Value Fund. The insurance funds are sold through insurance products and separate accounts. The Value Fund is sold in an insurance product only to registered and unregistered separate accounts of VALIC and its affiliates. The funds listed above are each managed in similar ways but the portfolio holdings and investments are different for each of the funds. This is due to factors such as the cash flow in and out, different fees and expenses, and diversity in portfolio size and positions. Thus, the historical performance information shown below will always be different for each fund. Past performance shown below is no guarantee of similar future performance for any fund or the new Value Fund.

The returns for the retail mutual fund shown reflect investment management fees and other expenses of the retail Putnam Fund for Growth and Income, and do not reflect any charges included in the annuity contract or variable life insurance policy for mortality and expenses guarantees, administrative fees or surrender charges.

(Retail) Putnam Fund for Growth and Income

Calendar Year Total Returns for Class A Shares

[bar chart]

1991 19.18%

1992 11.78%

1993 14.45%

1994 -0.28%

1995 36.54%

1996 21.81%

1997 24.16%

1998 15.18%

1999 1.26%

2000 7.94%

Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. During the periods shown in the bar chart, the highest return for a quarter was 16.65% (quarter ending 12/31/98) and the lowest return for a quarter was -10.26% (quarter ending 9/30/99).

Average Annual Total Returns (for periods ending 12/31/00)
	1 year	5 years	10 years
Class A	1.75%	12.40%	14.06%
S&P 500 Composite Stock Price Index	-9.10%	18.32%	17.45%

Unlike the bar chart, this performance information reflects the impact of sales charges. Class A share performance reflects the current maximum initial sales charge of 5.75%. The Putnam Fund for Growth and Income's performance is compared to the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

(Insurance) Putnam VT Growth and Income Fund

Calendar Year Total Returns for Class IA Shares

[bar chart]

1991 19.05%

1992 9.75%

1993 14.27%

1994 0.35%

1995 36.71%

1996 21.92%

1997 24.15%

1998 15.42%

1999 1.59%

2000 8.11%

During the periods shown in the bar chart, the highest return for a quarter was 16.62% (quarter ending 12/31/98) and the lowest return for a quarter was -10.14% (quarter ending 9/30/99).

Average Annual Total Returns (for periods ending 12/31/00)
	1 year	5 years	10 years
Class IA	8.11%	13.92%	14.67%
S&P 500 Composite Stock Price Index	-9.10%	18.32%	17.45%

The Putnam VT Growth and Income Fund's performance is compared to the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

(Insurance) Seasons Series Trust Diversified Growth

Calendar Year Total Returns

[bar chart]

1998 9.07%

1999 1.09%

2000 6.74%

During the periods shown in the bar chart, the highest return for a quarter was 16.48% (quarter ending 12/31/98) and the lowest return for a quarter was -10.59% (quarter ending 9/30/99).

Average Annual Total Returns (for periods ending 12/31/00)
	1 year	Since Inception (4/15/97)
Diversified Growth	6.74%	9.40%
S&P 500 Composite Stock Price Index	-9.10%	18.32%

The Seasons Series Trust Diversified Growth Fund's performance is compared to the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

(Insurance) EQ/Advisors Trust Growth and Income Value

Calendar Year Total Returns

[bar chart]

1998 12.75%

1999 -1.27%

2000 6.78%

During the periods shown in the bar chart, the highest return for a quarter was 16.49% (quarter ending 12/31/98) and the lowest return for a quarter was -11.94% (quarter ending 9/30/99).

Average Annual Total Returns (for periods ending 12/31/00)
	1 year	Since Inception (5/1/97)
EQ/Advisors Trust Growth and Income Value	6.78%	9.20%
S&P 500 Composite Stock Price Index	-9.10%	18.32%

The EQ/Advisors Trust Growth and Income Value Fund's performance is compared to the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.